UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



     Report for the Calendar Year or Quarter Ended September 30, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name: H Partners Management, LLC

Address:  888 Seventh Avenue, 29th Floor
          New York, New York 10019

13F File Number: 028-13040

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Lloyd Blumberg
Title:  Chief Operating Officer
Phone:  (212) 265-4200


Signature, Place and Date of Signing:

 /s/  Lloyd Blumberg           New York, New York           November 15, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  10

Form 13F Information Table Value Total: $471,554
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.              Form 13F File Number              Name

1                028-13041                         H Partners, LP


                                                    FORM 13F INFORMATION TABLE



COLUMN 1                   COLUMN  2        COLUMN 3      COLUMN 4       COLUMN 5         COLUMN 6    COLUMN 7      COLUMN 8

                                                          VALUE      SHRS OR   SH/ PUT/   INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER            TITLE OF CLASS    CUSIP        (X$1000)    PRN AMT   PRN CALL   DISCRETION  MNGRS     SOLE   SHARED  NONE
BOYD GAMING CORP               COM           103304101     22,475    3,100,000  SH         DEFINED      1        3,100,000
CF INDS HLDGS INC              COM           125269100     28,650      300,000  SH         DEFINED      1          300,000
COINSTAR INC                   COM           19259P300      7,308      170,000  SH         DEFINED      1          170,000
FBR CAPITAL MARKETS CORP       COM           30247C301      1,814      577,763  SH         DEFINED      1          577,763
FOSTER WHEELER AG              COM           H27178104     18,286      747,597  SH         DEFINED      1          747,597
GRACE W R & CO DEL NEW         COM           38388F108     22,352      800,000  SH         DEFINED      1          800,000
LEAP WIRELESS INTL INC         COM NEW       521863308     46,313    3,750,000  SH         DEFINED      1        3,750,000
PULTE GROUP INC                COM           745867101      4,818      550,000  SH         DEFINED      1          550,000
ROWAN COS INC                  COM           779382100     26,984      888,787  SH         DEFINED      1          888,787
SIX FLAGS ENTMT CORP NEW       COM           83001A102    292,554    6,654,999  SH         DEFINED      1        6,654,999



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